Income taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Net deferred tax asset	$ 96,997	$ 84,041
Non-current deferred tax assets	98,163	87,972
Non-current deferred tax liabilities	1,166	$ 3,931
Temporary differences related to investments in foreign subsidiaries	343,520
Tax Year 2009 to 2017
Income Taxes [Line Items]
Estimate of possible loss	$ 250,000